Other (Charges) Gains, Net (Schedule of Other (Charges) Gains, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring and Related Activities [Abstract]
Employee termination benefits	$ (6)	$ (22)	$ (32)
Kelsterbach plant relocation (Note 27)	(7)	(47)	(26)
Plumbing actions (Note 23)	5	6	59
Insurance recoveries (Note 28)	0	0	18	[1]
Asset impairments	(8)	(1)	(74)
Plant/office closures	0	0	(4)
Commercial disputes	2	15	13
Other	0	1	0
Total	$ (14)	$ (48)	$ (46)

[1]	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.